SHORT-TERM LOANS (Details) - CNY (¥)	1 Months Ended	12 Months Ended
	May 31, 2022	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
SHORT-TERM LOANS
Line Of Credit From Loan Facility Withdrawn		¥ 0
Mr. Xiaofeng Ma
SHORT-TERM LOANS
Other short-term borrowings				¥ 631,000
CEO of Muhua Shangce
SHORT-TERM LOANS
Other short-term borrowings			¥ 1,210,000	1,260,000
Loan unpaid amount					¥ 7,511,000
Mr. Xiaofeng Ma
SHORT-TERM LOANS
Other short-term borrowings				500,000
Three Third Party Companies
SHORT-TERM LOANS
Other short-term borrowings				900,000
CEO of Muhua Shangce and Three Third Party Companies
SHORT-TERM LOANS
Repayment of other short-term borrowings				1,490,000
Short-Term Loan | Huanqiuyimeng
SHORT-TERM LOANS
Short-term borrowings from bank				13,327,000
4.35% Interest loan
SHORT-TERM LOANS
Other short-term borrowings				¥ 3,000,000.0
Annual interest rate				4.35%
2.00% Interest Loan | CEO of Muhua Shangce
SHORT-TERM LOANS
Other short-term borrowings				¥ 500,000
Annual interest rate				2.00%
No Interest | CEO of Muhua Shangce
SHORT-TERM LOANS
Other short-term borrowings			1,060,000	¥ 760,000
No Interest | Three Third Party Companies
SHORT-TERM LOANS
Other short-term borrowings			¥ 800,000
No Interest | CEO and Director of a Partnership
SHORT-TERM LOANS
Debt instrument term			14 months
Other short-term borrowings			¥ 700,000
6.12% Interest Loan | CEO of Muhua Shangce
SHORT-TERM LOANS
Other short-term borrowings			¥ 150,000
Annual interest rate			6.12%
Commercial Loan
SHORT-TERM LOANS
Line of credit	¥ 20,000,000
Debt instrument term	2 years
Pledge agreement term	2 years